SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2018
Share-based Compensation [Abstract]
Summary Of Stock Options And RSUs Granted
The following table summarizes the activities for the Company’s stock options and RSU’s for the six months ended June 30, 2018:

	Six months ended June 30, 2018
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	7,939,978	$3.61	3.75	$2,839
Granted	432,401	$3.00
Exercised	(314,384)	$1.75
Forfeited or expired	(250,505)	$6.52

Outstanding at end of the period	7,807,490	$3.56	3.43	$10,386

Options exercisable at end of the year	5,025,948	$4.48	2.86	$5,940

Vested and expected to vest	7,402,176	$3.67	3.36	$9,778

	Number of RSUs	Aggregate intrinsic value

Outstanding at beginning of year	327,093	$648
Granted	-
Vested	(10,816)
Forfeited	(13,150)

Outstanding at end of period	303,127	$1,082

Vested and expected to vest	220,420	$787